UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10141

Exact name of registrant as specified in charter:  Davis Park Series Trust

Address of principal executive offices:  1302 Harbor Bay Parkway Suite 145, Alameda, CA, 94502

Name and address of agent for service:  ALPS Mutual Funds Services Inc., 1625 Broadway Suite 2200, Denver, CO, 80202

Registrant’s telephone number, including area code:  510-522-3336

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2004

Item 1. Proxy Voting Record.

Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals

July 31, 2003	Bally Total Fitness Holding Corp.	BFT	05873K108	Directors recommended Issuer proposal Voted for For management	Proposal regarding Office of Chairman of the board Security holder proposal Against For management	Other matters coming before the annual meeting Issuer proposal Against Against Management

November 21, 2003	Midwest Express Holdings, Inc.	MEH	597911106	Issuance of $10M convertible senior notes & common stock Issuer Proposal Voted for For management	Issuance of 1,882,353 shares of common stock Issuer Proposal Voted for For management	2003 All-employee stock option plan Issuer Proposal Voted for For management	Amendment to article four of company’s articles of incorporation Issuer Proposal Voted for For management

November 18, 2003	Grubb & Ellis Company	GBEL	400095204	Directors recommended Issuer Proposal Voted for For management

February 10, 2004	Charlotte Russe Holding, Inc	CHIC	161048103	Directors recommended Issuer Proposal Voted for For management

April 22, 2004	Midwest Air Group Inc.	MEH	597911106	Directors recommended Issuer Proposal Voted for For management

May 13, 2004	MGIC Investment Corporation	MGIC	552848103	Directors recommended Issuer Proposal Voted for For management	Appointment of independent accountants Issuer Proposal Voted for For management

April 22, 2004	Tellabs Inc.	TLAB	879664100	Directors recommended Issuer Proposal Voted for For management	2004 Incentive compensation plan Issuer Proposal Voted against Against management	Ernst & Young as auditors Issuer Proposal Voted for For management

May 4, 2004	Bristol-Myers Squibb Co.	BMY	110122108	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management	Publication of political contributions Security holder proposal Voted against For management	Prohibition of policitcal contributions Security holder proposal Voted for Against management	Separation of Chairman and CEO positions Security holder proposal Voted against For management

				HIV/AIDS TB Malaria Security holder proposal Voted against For management	Director vote threshold Security holder proposal Voted against For management

May 1, 2004	Berkshire Hathaway Inc.	BRKA	084670108	Directors recommended Issuer Proposal Voted for For management	Policitcal contributions Security holder proposal Voted against For management

June 23, 2004	Honda Motor Co. Ltd.	HMC	438128308	Directors recommended Issuer Proposal Voted for For management	Appropriation of retained earnings Issuer Proposal Voted for For management	Partial amendments to articles of incorporation Issuer Proposal Voted for For management	Election of Koji Miyajima as corporate auditor Issuer Proposal Voted for For management	Election of Hiroshi Okubo as corporate auditor Issuer Proposal Voted for For management

				Election of Fumihiko Saito as corporate auditor Issuer Proposal Voted for For management	Revion of amount of renumeration payable to directors Issuer Proposal Voted for For management	Payment of bonus to directors and corporate auditors Issuer Proposal Voted for For management	Retirement allowance to retiring directors and corporate auditors Issuer Proposal Voted for For management

May 11, 2004	Radian Group Inc.	RDN	750236101	Directors recommended Issuer Proposal Voted for For management	Amend and restate equity compensation plan Issuer Proposal Voted against Against management	Adopt amended and restated certificate of incorporation Issuer Proposal Voted for For management	Appointment of Deloitte & Touche as independent auditors Issuer Proposal Voted for For management

May 20, 2004	Gateway, Inc.	GTW	367626108	Directors recommended Issuer Proposal Voted for For management	Deloitte & Touche as independent accountants Issuer Proposal Voted for For management	Political contribution disclosures Security holder proposal Voted against For management	Requirement of a majority vote for the election of directors Security holder proposal Voted against For management	Proposal seeking board diversity Security holder proposal Voted against For management

May 27, 2004	The PMI Group, Inc.	PMI	69344M101	Directors recommended Issuer Proposal Voted for For management	Ernst & Young as independent auditors Issuer Proposal Voted for For management	Approval of amended and restated equity incentive plan Issuer Proposal Voted for For management	Matching contribution of the officer deferred compensation plan Issuer Proposal Voted for For management	Approval of amended and restated bonus incentive plan Issuer Proposal Voted against Against management

May 20, 2004	Safeway Inc	SWY	786514208	Directors recommended Issuer Proposal Voted for For management	Appointment of Deloitte & Touche as independent auditors Issuer Proposal Voted for For management	Eliminate the classification of the board of directors Issuer Proposal Voted for For management	Approval of stock option exchange program for employees Issuer Proposal Voted for For management	Stockholder proposal regarding independent director as chairman Security holder proposal Voted against For management

				Stockholder proposal regarding cumulative voting Security holder proposal Voted against For management	Stockholder proposal regarding report on impact of genetically engineered food Security holder proposal Voted against For management	Stockholder proposal regarding sustainability report Security holder proposal Voted against For management	Stockholder proposal regarding political contribution & participation report Security holder proposal Voted against For management	Stockholder proposal regarding expensing stock options Security holder proposal Voted for Against management

June 10, 2004	Albertson’s Inc	ABS	013104104	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management	2004 equity and performance incentive plan Issuer Proposal Voted against Against management	Stockholder proposal regarding majority vote for director elections Security holder proposal Voted against For management	Stockholder proposal regarding simple majority voting Security holder proposal Voted for Against management

				Stockholder proposal regarding executive severance agreements Security holder proposal Voted against For management	Stockholder proposal regarding classified board Security holder proposal Voted for Against management

June 24, 2004	The Kroger Company	KR	501044101	Directors recommended Issuer Proposal Voted for For management	Approval of auditors Issuer Proposal Voted for For management	Amend regulations to require all directors to be elected annually Security holder proposal Voted for Against management	Separation of chairman and CEO positions Security holder proposal Voted against For management	Shareholder approval of severance agreements Security holder proposal Voted against For management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Ameristock Corporation

By (Signature and Title):*		/s/ Howard Mah
Howard Mah, Compliance Officer

Date:	August 30, 2004

* Print the name and title of each signing officer under his or her signature.